Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Trading Symbol	HMI
Title of 12(b) Security	American depositary shares (each representing four Class Aordinary shares Class A ordinary shares, par value US$0.0001 per share)
Entity Registrant Name	Huami Corporation
Entity Central Index Key	0001720446
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Shell Company	false
Class A Ordinary Shares
Document Information
Entity Common Stock, Shares Outstanding	91,459,708
Class B Ordinary Shares
Document Information
Entity Common Stock, Shares Outstanding	156,060,279